INVENTORIES	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Note 4. INVENTORIES	Inventories consisted of finished goods at June 30, 2012 and 2011. At June 30, 2012 and 2011, the balance is $141,087 and $369,489, respectively.